Segment Information (Details)	12 Months Ended
	Dec. 31, 2019 segment item	Dec. 31, 2018 item	Dec. 31, 2017 item
Segment Information
Number of reportable segments | segment	1
Number of vessels	16
Number of time charters	12	12	11
Number of bareboat charters	4	4	4